As filed with the Securities and Exchange Commission on June 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21342

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer

Neuberger Berman High Yield Strategies Fund
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

March 31, 2009 Schedule of Investments Neuberger Berman High Yield Strategies Fund(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligations (20.9%)
Airlines (0.6%)
1,205,000	United Airlines, Inc., Term Loan B, 3.46%, due 2/1/14	570,122	^
Auto Parts & Equipment (2.3%)
3,200,000	Goodyear Tire & Rubber Co., Second Lien Term Loan C, 2.89%, due 4/30/14	2,229,728
Automotive (1.2%)
2,677,889	General Motors Corp., Term Loan B, 3.84%, due 11/29/13	1,102,112
Electric - Generation (1.6%)
2,355,668	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.45%, due 10/10/14	1,540,677
Electronics (3.6%)
4,495,000	Flextronics Int'l, Ltd., Term Loan B, 3.71%, due 10/1/12	3,427,438
Energy - Exploration & Production (1.1%)
1,370,000	Quicksilver Resources, Inc., Second Lien Term Loan, 5.96%, due 8/8/13	1,018,938
Health Services (1.6%)
1,817,560	HCA, Inc., Term Loan A, 3.72%, due 11/18/12	1,567,645
Media - Cable (5.1%)
170,000	Cequel Communications LLC, Second Lien Term Loan A, 7.36%, due 5/5/14	111,860
2,575,000	Cequel Communications LLC, Second Lien Term Loan B, 7.46%, due 5/5/14	1,680,187
3,845,352	Charter Communications Operating LLC, Term Loan, 2.45%, due 3/6/14	3,113,659
		4,905,706
Media - Services (0.5%)
578,434	WMG Acquisition Corp., Term Loan, 4.21%, due 2/28/11	505,840
Support-Services (0.5%)
955,000	Rental Services Corp., Second Lien Term Loan, 4.97%, due 11/30/13	496,600
Telecom - Integrated/Services (2.8%)
2,595,000	Intelsat Jackson Holdings, Ltd., Term Loan, 3.00%, due 2/1/14	1,887,862
1,055,000	Level 3 Communications, Inc., Term Loan B, 3.71%, due 3/13/14	791,915
		2,679,777
	Total Bank Loan Obligations (Cost $21,355,955)	20,044,583
Corporate Debt Securities (131.2%)
Aerospace/Defense (1.4%)
200,000	L-3 Communications Corp., Guaranteed Notes, 5.88%, due 1/15/15	185,500
1,210,000	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	1,140,425
		1,325,925
Airlines (1.1%)
313,108	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	209,782
1,252,236	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	826,476
		1,036,258
Auto Loans (4.2%)
3,480,000	Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11	2,629,867
1,940,000	Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11	1,381,195
		4,011,062
Auto Parts & Equipment (0.1%)
155,000	Goodyear Tire & Rubber Co., Senior Unsecured Notes, 7.86%, due 8/15/11	127,100
Automotive (0.6%)
2,000,000	Ford Motor Co., Senior Unsecured Notes, 6.50%, due 8/1/18	580,000

Banking (4.3%)
5,061,000	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	3,596,448	ñ
1,020,000	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	490,783	ñ
		4,087,231
Beverage (0.4%)
395,000	Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14	396,975
Chemicals (2.0%)
885,000	Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18	849,600	ñ
2,360,000	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	814,200	ñ
1,586,834	Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%, due 12/1/14	309,433
		1,973,233
Electric - Generation (11.7%)
4,955,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	3,753,412
100,000	Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13	79,000
895,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	622,025
2,845,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,707,000
225,000	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	145,125
3,275,000	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	1,383,688
96,002	Midwest Generation LLC, Pass-Through Certificates, Ser. B, 8.56%, due 1/2/16	89,042
540,000	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.30%, due 5/1/11	523,800
735,000	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	543,900
1,405,000	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	1,320,700
1,105,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	1,027,650
		11,195,342
Electric - Integrated (4.6%)
2,690,000	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	2,490,862
2,205,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,951,425	ñ
		4,442,287
Electronics (0.2%)
2,535,000	Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14	190,125
Energy - Exploration & Production (7.7%)
1,295,000	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13	1,184,925
2,370,000	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14	2,138,925
1,355,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,317,737
940,000	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	771,975
225,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 11/15/20	176,063
1,510,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,215,550
640,000	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	572,800
		7,377,975
Environmental (0.5%)
495,000	Allied Waste North America, Inc., Guaranteed Notes, 6.88%, due 6/1/17	450,450
Food & Drug Retailers (0.8%)
855,000	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	513,000
1,330,000	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	305,900
		818,900
Food - Wholesale (0.8%)
890,000	Tyson Foods, Inc., Guaranteed Notes, 7.85%, due 4/1/16	766,731
Gaming (5.6%)
765,000	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	166,387	ñ
2,450,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	1,494,500	ñ
1,840,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	644,000

1,781,000	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,478,230	ñ
1,480,000	San Pasqual Casino, Notes, 8.00%, due 9/15/13	1,098,900	ñ
1,205,000	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	500,075	ñ
		5,382,092
Gas Distribution (18.0%)
880,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	827,200
1,235,000	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	1,154,725
770,000	El Paso Energy Corp., Senior Unsecured Medium-Term Notes, 7.80%, due 8/1/31	575,345
1,325,000	El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due 6/15/32	1,260,641
1,172,000	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	984,480
1,635,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,373,400
1,170,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	982,800	ñ
1,605,000	Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12	1,496,662
500,000	Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15	420,000
1,530,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	1,067,175
2,285,000	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	1,942,250
595,000	Sabine Pass LNG L.P., Senior Secured Notes, 7.25%, due 11/30/13	419,475
2,640,000	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	1,768,800
125,000	Tennessee Gas Pipeline Co., Senior Notes, 8.00%, due 2/1/16	125,000	ñ
2,025,000	Transcontinental Gas Pipe Line Corp., Senior Unsecured Notes, 7.25%, due 12/1/26	1,915,172
570,000	Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11	567,150
415,000	Williams Cos., Inc., Senior Unsecured Notes, 8.75%, due 1/15/20	412,925	ñ
		17,293,200
Health Services (10.0%)
460,000	DaVita, Inc., Guaranteed Notes, 6.63%, due 3/15/13	446,200
80,000	Fresenius Medical Care Capital Trust IV, Guaranteed Notes, 7.88%, due 6/15/11	81,000
585,000	LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17	516,262
2,881,305	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 8.45%, due 6/15/09	1,613,531	ñµ
330,000	Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15	213,675
110,000	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	102,300
280,000	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	246,400
4,245,000	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	3,120,075
750,000	Ventas Realty L.P., Guaranteed Notes, 6.63%, due 10/15/14	667,500
2,270,000	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,963,550
700,000	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	598,500
		9,568,993
Hotels (0.6%)
705,000	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	569,288
Media - Broadcast (2.0%)
645,000	Belo Corp., Senior Unsecured Notes, 6.75%, due 5/30/13	435,375
1,690,000	LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13	878,800
1,160,000	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	603,200
		1,917,375
Media - Cable (13.4%)
370,000	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	338,550
4,775,000	DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13	4,828,719
2,360,000	EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11	2,277,400
1,195,000	Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15	1,075,500
1,715,000	Shaw Communications, Inc., Senior Unsecured Notes, 7.20%, due 12/15/11	1,702,137
480,000	Time Warner Cable, Inc., Guaranteed Notes, 8.25%, due 4/1/19	493,259
840,000	Time Warner Cable, Inc., Guaranteed Notes, 6.55%, due 5/1/37	706,945
490,000	Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14	463,050
140,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	142,275	ñ
770,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	782,512	ñ
		12,810,347
Media - Services (1.8%)
855,000	Lamar Media Corp., Senior Notes, 9.75%, due 4/1/14	832,556	ñ
1,155,000	WMG Acquisition Corp., Guaranteed Notes, 7.38%, due 4/15/14	794,063
325,000	WMG Holdings Corp., Senior Discount Notes, Step-Up, 0.00%/9.50%, due 12/15/14	117,000	^^
		1,743,619
Metals/Mining Excluding Steel (4.0%)
1,735,000	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	1,587,525
710,000	Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due 4/1/17	663,850
865,000	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	752,550
890,000	Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16	792,100
		3,796,025
Non-Food & Drug Retailers (0.8%)
1,730,000	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	778,500
Packaging (4.0%)
2,275,000	Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12	2,297,750
820,000	Berry Plastics Corp., Senior Secured Floating Rate Notes, 5.84%, due 4/15/09	594,500	µ
1,425,000	Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14	919,125
		3,811,375
Real Estate Dev. & Mgt. (2.1%)
1,305,000	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	1,109,250
1,095,000	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	870,525
		1,979,775
Real Estate Investment Trusts (1.5%)
605,000	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.30%, due 9/15/16	421,273
1,590,000	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.70%, due 1/30/18	1,072,422
		1,493,695
Restaurants (0.5%)
635,000	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	495,300
Software/Services (4.6%)
2,090,000	First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15	1,222,650
2,270,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,252,975
440,000	Sungard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	385,000	ñ
730,000	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	511,000
		4,371,625
Steel Producers/Products (1.8%)
1,305,000	ArcelorMittal, Senior Unsecured Notes, 5.38%, due 6/1/13	1,012,954
1,684,618	Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate Notes, 7.69%, due 4/1/09	395,885	µ
1,820,000	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	277,550
		1,686,389
Support - Services (3.3%)
2,345,000	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,500,800
785,000	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	502,400
1,445,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,163,225	ñ
		3,166,425
Telecom - Integrated/Services (6.6%)
495,000	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	391,050
1,485,000	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	1,345,781
440,000	Intelsat Jackson Holdings, Ltd., Guaranteed Notes, 11.25%, due 6/15/16	426,800
70,000	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	64,925	ñ

3,112,000	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	3,073,100
475,000	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	466,688
660,000	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	580,800
		6,349,144
Telecom - Wireless (5.7%)
745,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	746,862
1,310,000	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	746,700
5,525,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	3,370,250
235,000	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	195,050	ñ
550,000	Telesat Canada/Telesat LLC, Senior Subordinated Notes, 12.50%, due 11/1/17	407,000	ñ
		5,465,862
Tobacco (2.1%)
1,935,000	Altria Group, Inc., Guaranteed Notes, 10.20%, due 2/6/39	1,976,674
Transportation Excluding Air/Rail (2.4%)
4,010,000	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	2,334,069	ñ
	Total Corporate Debt Securities (Cost $150,848,756)	125,769,366
NUMBER OF SHARES
Preferred Stocks (0.1%)
253	GMAC 7.00%, due 12/31/49 (Cost $50,427)	50,371	ñ
Short-Term Investments (6.5%)
6,226,062	Neuberger Berman Prime Money Fund Trust Class (Cost $6,226,062)	6,226,062	@ØØ
	Total Investments (158.7%) (Cost $178,481,200)	152,090,382	##
	Liabilities, less cash, receivables and other assets [(45.9%)]	(43,984,231)	@@
	Liquidation Value of Perpetual Preferred Shares [(12.8%)]	(12,300,000)
	Total Net Assets (100.0%)	$95,806,151

See Notes to Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments

†

Investments in debt securities and interest rate swaps by Neuberger Berman High Yield Strategies Fund (the “Fund”) are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of the Fund has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$50,371	$ -
Level 2 - Other Significant Observable Inputs	151,213,535	(1,567,287)
Level 3 – Significant Unobservable Inputs	826,476	-
Total	$152,090,382	$(1,567,287)

*Other financial instruments include interest rate swap contracts.

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Beginning Balance, as of 1/1/09	$63,250
Accrued discounts/premiums	1,277
Realized gain/loss and change in unrealized appreciation/depreciation	(79,995)
Net purchases/sales	892,315
Net transfers in and/or out of Level 3	(50,371)
Balance, as of 3/31/09	$826,476
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$(79,830)

##

At March 31, 2009, the cost of investments for U.S. federal income tax purposes was $179,210,212. Gross unrealized appreciation of investments was $1,950,071 and gross unrealized depreciation of investments was $29,069,901, resulting in net unrealized depreciation of $27,119,830, based on cost for U.S. federal income tax purposes.

@

Neuberger Berman Prime Money Fund (“Prime Money”) is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2009, these securities amounted to $21,931,787 or 22.9% of net assets applicable to common shareholders.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2009.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and delayed delivery purchase commitments.

@@	At March 31, 2009, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund(1)	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

Citibank, N.A.	$45,000,000	January 28, 2011	2.92%	0.52%	$(5,994)	$(1,561,184)	$(1,567,178)

	(1)	30 day LIBOR (London Interbank Offered Rate) at March 26, 2009.

^	All or a portion of this security was purchased on a delayed delivery basis. At March 31, 2009, the Fund had an unfunded loan commitment of $570,122, pursuant to the following loan agreement:

Borrower	Principal Amount	Unfunded Commitment
United Airlines, Inc., Term Loan B, 3.46%, due 2/1/14	$1,205,000	$570,122

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund

By: /s/ Robert Conti

Robert Conti

   Chief Executive Officer

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti

Robert Conti

Chief Executive Officer

Date: June 1, 2009

By: /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 1, 2009